UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 81.49%

Accident & Health Insurance - 1.21%
51,000	Conseco, Inc. *	$ 120,870

Agricultural Chemicals - 1.53%
6,300	Terra Industries, Inc.	152,586

Agriculture Productions Crops - 1.95%
12,000	Fresh Del Monte Produce, Inc. *	195,120

Air Transportation Scheduled - 0.81%
12,000	Southwest Airlines Co.	80,760

Air-Conditioning & Warm Air Heating Equipment - 0.87%
9,000	Tecumseh Products Co. Class-A *	87,390

Beverage-Soft Drinks - 1.21%
4,500	Pepsiamericas, Inc.	120,645

Biotechnology Research & Products - 1.19%
27,000	Trinity Biotech Plc. (Ireland) *	119,340

Calculating & Accounting Machines (No Electronic Computers) - 1.21%
10,200	NCR Corp. *	120,666

Computer Communications Equipment - 4.26%
90,000	3Com Corp. *	425,700

Computer Services Soft & System - 2.70%
3,500	Avid Technology, Inc. *	46,935
46,300	Sumtotal Systems, Inc. *	222,703
		269,638
Computer Technology - 0.27%
1,900	Perot Systems Corp. Class-A *	27,227

Contain & Package-Metal & Glass - 1.09%
4,500	Crown Holdings, Inc. *	108,630

Electric Services - 5.11%
18,000	Calpine Corp. *	200,700
35,000	Dynegy, Inc. *	79,450
10,000	Reliant Energy, Inc. *	50,100
6,805	Unisource Energy Corp.	180,605
		510,855
Electric Lighting & Wiring Equipment - 1.61%
29,593	LSI Industries, Inc.	161,282

Electromedical & Electrotherapeutic Apparatus - 1.09%
7,000	Conmed Corp. *	108,640

Entertainment - 1.60%
5,800	Dreamworks Animation Skg, Inc. Class-A *	160,022

Financial Data Process Services - 1.95%
51,500	BGC Partners, Inc. Class-A	195,185

Financial Miscellaneous - 1.09%
24,000	PMA Capital Corp. Class-A *	109,200

Fire, Marine & Casualty Insurance - 6.28%
4,500	Endurance Specialty Holdings Ltd.	131,850
12,000	Hartford Financial	142,440
13,000	Montpelier Re Holdings, Ltd. (Bermuda)	172,770
14,100	Selective Insurance Group, Inc.	180,057
		627,117
Glass Containers - 1.11%
3,958	Owens Illinois, Inc. *	110,864

Gold & Silver Ores - 1.10%
8,931	Coeur D'Alene Mines Corp. *	109,851

Health Services - 1.17%
29,000	Cardiac Science Corp. *	116,580

Home Health Care - 0.56%
127,000	Hooper Holmes, Inc. *	55,880

Industrial Inorganic Chemicals - 0.38%
5,987	American Pacific Corp. *	38,137

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.62%
24,000	Ixia *	161,760

Investment Advise - 2.90%
6,700	Legg Mason, Inc.	163,346
8,600	Virtus Investment Partners, Inc. *	126,334
		289,680
Land Subdividers & Developers (No Cemeteries) - 0.56%
3,700	Pulte Homes, Inc.	55,500

Leisure Time - 1.01%
20,000	Callaway Golf Corp.	101,400

Insurance-Life - 1.12%
16,000	Genworth Financial, Inc. Class-A *	111,840

Medical & Dental Instruments & Supply - 0.35%
4,500	Vascular Solutions, Inc. *	35,190

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.52%
14,000	Exide Technologies *	52,220

Printed Circuit Boards - 4.25%
34,500	DDI Corp. *	156,285
25,000	Jabil Circuit	185,500
190,000	Sanmina-Sci Corp. *	83,239
		425,024
Petroleum Refining - 0.75%
3,000	Path ETN Crude Oil *	75,090

Pharmaceutical Preparations - 2.65%
7,000	Endo Pharmaceuticals Holdings, Inc. *	125,440
22,725	Prestige Brands Holdings, Inc. *	139,759
		265,199
Plastics Products, NEC - 0.41%
3,900	Newell Rebbermaid, Inc.	40,599

Production Technology Equipment - 0.82%
7,334	Electro Secientific Industries, Inc. *	82,287

Publishing-Newspapers - 0.24%
22,900	Journal Communications, Inc. Class-A *	24,045

Radio & TV Broadcasting & Communications Equipment - 3.98%
51,814	Endwave Corp. *	132,644
33,000	Seachange International, Inc. *	264,990
		397,634
Retail-Grocery Stores - 0.67%
4,400	Ingles Markets, Inc. Class-A	67,056

Security Brokers, Dealers & Flotation Companies - 1.89%
11,100	Knight Capital Group, Inc. Class-A *	189,255

Semiconductors & Related Devices - 1.46%
25,560	Axt, Inc. *	35,273
9,100	Verigy Ltd. *	110,929
		146,202
Services-Amusements & Recreation Services - 1.46%
25,000	Warner Music Group Corp. *	146,250

Services-Commercial - 1.58%
18,805	Albany Molecular Research, Inc. *	157,774

Services-Computer Integrated Systems Design - 0.58%
7,500	Tier Technologies, Inc. Class-B *	57,900

Services-Computer Programming & Data Preparation - 1.21%
75,400	Ipass, Inc. *	120,640

Services-Computer Programming Services - 3.14%
12,964	I2 Technologies, Inc. *	162,698
50,600	Realnetwork, Inc. *	151,294
		313,992
Services-Miscellaneous Health & Allied Services - 0.85%
3,600	Lincare Holdings, Inc. *	84,672

Sugar & Confectionery Products - 0.94%
4,120	Tootsie Roll Industries, Inc.	93,483

Surety Insurance - 4.36%
17,500	Assured Guaranty Ltd. (Bermuda)	216,650
48,000	Ram Holdings Ltd. *	12,960
18,000	XL Capital Ltd. *	206,280
		435,890
Television Broadcasting Stations - 0.43%
22,000	Sinclair Broadcast Group, Inc. *	42,680

Telephone Communications (No Radio Telephones) - 0.39%
29,978	Ibasis, Inc. *	39,271

TOTAL FOR COMMON STOCKS (Cost $8,874,089) - 81.49%		8,144,718

CORPORATE BONDS - 5.06%
75,000	CBS Corp. 7.250%	136,125
18,000	Delphil Financial Group 7.376%, Jr. Sub Debentures Due 2067	286,700
13,800	Phoenix Companies 7.650%, Quibs Due 2032	82,432

TOTAL FOR CORPORATE BONDS (Cost $439,332) - 5.06%		505,257

EXCHANGE TRADED FUNDS - 1.12%
4,000	iShares Silver Trust *	53,520
2,200	Ultra Oil & Gas Proshares	58,366

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,688) - 1.12%		111,886

REAL ESTATE INVESTMENT TRUSTS - 0.94%
7,000	Post Properties, Inc.	94,080

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $77,098) - 0.94%		94,080

SHORT-TERM INVESTMENTS - 11.26%
1,124,954	Huntington U.S. Treasury Money Market IV (Cost $1,124,954) 0.01% **	1,124,954

TOTAL INVESTMENTS (Cost $10,624,160) - 99.86%		9,980,895

OTHER ASSETS LESS LIABILITIES - 0.14%		13,537

NET ASSETS - 100.00%		$ 9,994,432

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,624,160 amounted to $3,109,251 which consisted of aggregate gross unrealized appreciation of $344,485 and aggregate gross unrealized depreciation of $3,453,736.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 9,980,895	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 9,980,895	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 28, 2009

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.